ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 295,998	$ 317,888
Accrued liabilities	276,462	235,806
Wages payable	108,142	94,368
Other liabilities	137,047	102,318
Total accounts payable and accrued liabilities	$ 817,649	$ 750,380